Unbilled Revenue and Deferred Revenue - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Unbilled Revenue And Deferred Revenue [Line Items]
Change in unbilled revenue	$ 945
Revenue recognized	4,766
ASU 2014-09 [Member]
Unbilled Revenue And Deferred Revenue [Line Items]
Change in unbilled revenue	$ 945